Unaudited Interim Condensed Balance Sheets (Parentheticals)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 SFr / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 SFr / shares
Statement of Financial Position [Abstract]
Accounts payable, including related party (in Dollars) | $	$ 60,195		$ 62,231
Other accrued liabilities, including related party (in Dollars) | $	$ 20,445		$ 6,877
Common shares, par value (in Francs per share) | (per share)	$ 0.02	SFr 0.02	$ 0.02	SFr 0.02
Common shares, par value (in Dollars per share) | (per share)	$ 0.02	SFr 0.02	$ 0.02	SFr 0.02
Common shares, authorized	29,346,768		29,346,768
Common shares, issued	19,564,512		16,223,389
Common shares, outstanding	17,785,920		14,748,536